Commitments and Contingencies - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Nov. 20, 2015	Jun. 01, 2015
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding	$ 0	$ 8,682
Letters of credit outstanding	103	57
Debt outstanding	6,164	4,543
Variable Surplus Note [member]
Disclosure of commitments and contingencies [line items]
Debt outstanding	0	0
The Manufacturers Life Insurance Company [Member]
Disclosure of commitments and contingencies [line items]
Subordinate guaranteed issued			$ 1,000	$ 350
The Manufacturers Life Insurance Company [Member] | Subordinated debentures due on December 15, 2041 [Member]
Disclosure of commitments and contingencies [line items]
Guaranteed payment of amounts on subordinated debenture	650
Mature in 30 Days [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding	0	411
Less than 1 year [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding	0	2,507
Debt outstanding	0	649
Mature after One year [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding	$ 0	$ 5,764